REVENUE AND DEFERRED INCOME (Tables)	12 Months Ended
Jun. 30, 2023
Revenue And Deferred Income
SUMMARY OF REVENUE

	2023 A$	2022 A$	2021 A$
Sales of EasyDNA branded test - point in time	7,698,605	5,989,782	-
Sales of AffinityDNA branded test - point in time	944,058	-	-
Sales of geneType branded test - point in time	43,455	7,551	25,347
License fees - over time	-	797,483	95,207
Total revenue from contract with customers	8,686,118	6,794,816	120,554

SCHEDULE OF DISAGGREGATED BY GEOGRAPHICAL MARKETS

The Group’s revenue disaggregated by primary geographical markets is as follows:

	2023 A$	2022 A$	2021 A$
America and Canada	2,242,169	2,274,551	120,554
Europe Middle East and Africa	4,494,626	2,501,302	-
Latin America	322,033	128,840	-
Asia Pacific	1,627,290	1,890,123	-
Total revenue	8,686,118	6,794,816	120,554

SCHEDULE OF CONTRACT BALANCES
	Note	2023 A$	2022 A$
Receivables, which are included in ‘net trade receivables’	12	1,049,393	390,587
Contract liabilities		849,212	814,150